INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Unrealized Loss Position [Line Items]
Proceeds from Sale of Held-to-maturity Securities	$ 0	$ 4,862	$ 0
Less than 12 Months Fair Value	570,095	743,530
Less than 12 Months Unrealized Loss	(4,745)	(11,565)
12 Months or More Fair Value	335,516	243,220
12 Months or More Unrealized Loss	(8,881)	(4,533)
Total Fair Value	905,611	986,750
Total Unrealized Loss	(13,626)	(16,098)
U.S. Treasuries
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	97	97
Less than 12 Months Unrealized Loss	(1)	(1)
12 Months or More Fair Value	0	0
12 Months or More Unrealized Loss	0	0
Total Fair Value	97	97
Total Unrealized Loss	(1)	(1)
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	11,092	19,917
Less than 12 Months Unrealized Loss	(76)	(150)
12 Months or More Fair Value	0	0
12 Months or More Unrealized Loss	0	0
Total Fair Value	11,092	19,917
Total Unrealized Loss	(76)	(150)
Residential Mortgage Backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	175,183	180,654
Less than 12 Months Unrealized Loss	(1,109)	(3,621)
12 Months or More Fair Value	108,782	9,890
12 Months or More Unrealized Loss	(3,025)	(285)
Total Fair Value	283,965	190,544
Total Unrealized Loss	(4,134)	(3,906)
Commercial Mortgage Backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	132,818	123,122
Less than 12 Months Unrealized Loss	(1,713)	(1,200)
12 Months or More Fair Value	72,139	65,007
12 Months or More Unrealized Loss	(2,704)	(1,443)
Total Fair Value	204,957	188,129
Total Unrealized Loss	(4,417)	(2,643)
Collateralized Mortgage Backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	164,909	201,305
Less than 12 Months Unrealized Loss	(1,138)	(2,882)
12 Months or More Fair Value	101,436	42,314
12 Months or More Unrealized Loss	(2,325)	(915)
Total Fair Value	266,345	243,619
Total Unrealized Loss	(3,463)	(3,797)
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	38,450	94,632
Less than 12 Months Unrealized Loss	(507)	(2,710)
12 Months or More Fair Value	21,639	12,023
12 Months or More Unrealized Loss	(435)	(150)
Total Fair Value	60,089	106,655
Total Unrealized Loss	(942)	(2,860)
Asset-backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	44,941	116,057
Less than 12 Months Unrealized Loss	(200)	(764)
12 Months or More Fair Value	24,396	92,629
12 Months or More Unrealized Loss	(106)	(1,249)
Total Fair Value	69,337	208,686
Total Unrealized Loss	(306)	(2,013)
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	2,605	7,746
Less than 12 Months Unrealized Loss	(1)	(237)
12 Months or More Fair Value	7,124	21,357
12 Months or More Unrealized Loss	(286)	(491)
Total Fair Value	9,729	29,103
Total Unrealized Loss	$ (287)	$ (728)